PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2016	2017
Digital display network equipment	$6,314	$6,548
WIFI and network equipment	27,719	36,431
Gas station display network equipment	38,615	43,079
Software	9,174	9,764
Office property	5,805	11,506
Computer and office equipment	2,828	3,264
Vehicle	938	817
Leasehold improvement	607	2,262
Construction in progress	1,422	514
Furniture and fixture	1,123	994
Total original costs	94,545	115,179
Less: impairment	(826)	(52,216)
Less: accumulated depreciation	(32,714)	(47,521)

Total property and equipment, net	$61,005	$15,442

Depreciation expense recorded for the years ended December 31, 2015, 2016 and 2017 were $5,266, $12,461 and $11,547 respectively. Due to the continuing losses and significant reduced revenue from operations, the Group recognized an impairment loss of nil, $826 and $22,741 on gas station related equipment for the years ended December 31, 2015, 2016 and 2017, and recognized an impairment loss of nil, nil and $26,727 for the year ended December 31, 2015, 2016 and 2017 for the Wi-Fi equipment.